Fair Value of Financial Instruments (Restated) - Schedule of Reconciliation of Level 3 Fair Value Measurements of Financial Assets (Details) - Level 3 ₸ in Millions	12 Months Ended
Dec. 31, 2023 KZT (₸)
Disclosure of fair value measurement of assets [line items]
Derivative Financial Assets, Beginning Balance	₸ 0
Transfer into level 3	2,322
Derivative Financial Assets, Ending Balance	2,322
Unquoted Debt Securities FVTOCI
Disclosure of fair value measurement of assets [line items]
Derivative Financial Assets, Beginning Balance	0
Transfer into level 3	2,322
Derivative Financial Assets, Ending Balance	₸ 2,322